Equity (Details)	1 Months Ended
	Aug. 16, 2019	Aug. 16, 2020
Risk-free interest rate [Member]
Fair value of warrants percentage	1.64%
Expected volatility [Member]
Fair value of warrants percentage	995.79%
Dividend yield [Member]
Fair value of warrants percentage		0.00%
Expected term [Member]
Fair value of warrants term	2 years 9 months 29 days